Share Based Payments (Details) - Series A Preferred Shares - shares	7 Months Ended	12 Months Ended
	Jul. 31, 2016	Dec. 31, 2016	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares redeemed by the issuer		2,567
Number of shares outstanding		0	0
Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares redeemed by the issuer	2,567